INCOME TAX (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Operating loss carry forward	$ 8,703	$ 12,041
Reserves and allowances	1,525	691
Net deferred tax assets before valuation allowance	10,228	12,732
Valuation allowance	(5,969)	(6,619)
Net deferred tax assets	4,259	6,113
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	2,750	6,272
Valuation allowance	1,509	(159)
Net deferred tax assets	4,259	6,113
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	5,953	5,769
Valuation allowance	5,953	(5,769)
Net deferred tax assets